Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 74.8%		Shares	Value
iShares Core S&P 500 ETF (a)(b)		127,475	$87,349,694
TOTAL EXCHANGE TRADED FUNDS (Cost $67,400,966)			87,349,694

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.0%
First American Government Obligations Fund - Class X, 4.03% (b)(c)		13,972,867	13,972,867
TOTAL MONEY MARKET FUNDS (Cost $13,972,867)			13,972,867

TOTAL INVESTMENTS - 86.8% (Cost $81,373,833)			101,322,561
Other Assets in Excess of Liabilities - 13.2%			15,386,339
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$116,708,900
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $100,806,583.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked U.S. Stocks & Futures Yield ETF & Return Stacked RSSY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	367	12/15/2025	$24,023,820	$(49,575)
British Pound/U.S. Dollar Cross Currency Rate	534	12/15/2025	43,854,750	(895,742)
Euro STOXX 50 Quanto Index	108	12/19/2025	7,066,621	(11,116)
Euro-Bund	285	12/08/2025	42,562,500	(131,605)
Long Gilt	117	12/29/2025	14,391,344	102,291
Low Sulphur Gas Oil (a)	113	12/11/2025	7,910,000	563,047
Nasdaq 100 Index	9	12/19/2025	4,680,720	8,308
Natural Gas (a)	19	11/25/2025	783,560	20,223
Nikkei 225 Index	6	12/11/2025	1,570,800	42,400
NY Harbor ULSD (a)	90	11/28/2025	9,066,708	571,787
Reformulated Gasoline Blendstock (a)	71	11/28/2025	5,668,186	37,449
S&P 500 Index	59	12/19/2025	20,278,300	306,750
U.S. Treasury 10 Year Notes	192	12/19/2025	21,633,000	(160,533)
U.S. Treasury 5 Year Notes	367	12/31/2025	40,080,414	(207,322)
U.S. Treasury Long Bonds	48	12/19/2025	5,631,000	(63,482)
				$132,880
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil (a)	(16)	11/28/2025	$1,036,320	$(4,771)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,201)	12/16/2025	85,889,515	211,177
Copper (a)	(30)	12/29/2025	3,816,750	23,937
Euro/U.S. Dollar Cross Currency Rate	(11)	12/15/2025	1,588,400	510
FTSE 100 Index	(19)	12/19/2025	2,432,914	(46,943)
German Stock Index	(21)	12/19/2025	14,563,539	158,486
Gold (a)	(12)	12/29/2025	4,795,800	94,277
Japanese Yen/U.S. Dollar Cross Currency Rate	(4)	12/15/2025	325,825	218
S&P/Toronto Stock Exchange 60 Index	(53)	12/18/2025	13,478,186	15,011
Silver (a)	(6)	12/29/2025	1,444,800	11,178
WTI Crude Oil (a)	(17)	11/20/2025	1,036,660	(7,317)
				$455,763
Net Unrealized Appreciation (Depreciation)		$ –	$–	$588,643

(a)	Futures held in the Return Stacked RSSY Cayman Subsidiary.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$87,349,694	$–	$–	$87,349,694
Money Market Funds	13,972,867	–	–	13,972,867
Total Investments	$101,322,561	$–	$–	$101,322,561

Other Financial Instruments:
Futures Contracts	$2,167,049	$–	$–	$2,167,049
Total Other Financial Instruments	$2,167,049	$–	$–	$2,167,049

Liabilities:
Other Financial Instruments:
Futures Contracts	$(1,578,406)	$–	$–	$(1,578,406)
Total Other Financial Instruments	$(1,578,406)	$–	$–	$(1,578,406)

(a) Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.